Equity (Schedule Of Preferred Stock) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Capitalization, Equity [Line Items]
Preferred stock	$ 696	$ 1,255
Liquidation preference (per share)	$ 25
Series A Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Preferred stock	$ 696	$ 1,021
Preferred stock par value (per share)	$ 0.01	$ 0.01
Liquidation preference (per share)	$ 25	$ 25
Preferred Stock, Shares Authorized	40,870,560	40,870,560
Preferred Stock, Shares Issued and Outstanding	27,870,560	40,870,560
Preferred Stock, Dividend Rate, Percentage	8.50%	8.50%
Preferred Stock, Dividend Payment Rate, Variable	Three month LIBOR + 6.243%	Three month LIBOR + 6.243%
Series G Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Preferred stock	$ 0	$ 234
Preferred stock par value (per share)	$ 0.00	$ 0.01
Liquidation preference (per share)	$ 0	$ 1,000
Preferred Stock, Shares Authorized	0	2,576,601
Preferred Stock, Shares Issued and Outstanding	0	2,576,601
Preferred Stock, Dividend Rate, Percentage	0.00%	7.00%